FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Unrealized and Realized Gains (Losses) on Derivative Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Reclassification adjustments on change in value of forward elements of forward contracts, before tax	$ 16	$ 5
Commodity-related | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
(Gain) loss on financial assets and liabilities at fair value through profit or loss	(11)	105
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	32	(133)
Foreign exchange | Financial assets at fair value through profit or loss, category | Financial liabilities at fair value through profit or loss, category
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
(Gain) loss on financial assets and liabilities at fair value through profit or loss	15	14
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	(18)	12
Interest rate swap contract | Cash Flow Hedges
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unrealized loss (gain) on financial assets and liabilities at fair value through profit or loss	$ 13	$ (23)